Angel Oak Mortgage Trust I, LLC ABS-15G

 Exhibit 99.38

Infinity Loan ID	Loan Number	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
XXX	2026040965		XXX	XXX	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R COMMENT: Provide a copy of the 1004D. Resolved XXX - Received appraisal report with As is, condition resolved.			XXX	XXX	XXX	XXX	XXX	XXX	XXX		XXX	XXX		Mos Reviewed:XXX Times XXX:XXX Times XXX:XXX Times XXX:XXX Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last XXX Mos:XXX Max Days Dlq Last XXX Mos:XXX Verification Type:Credit Report	XXX			DSCR	QC Complete	XXX
XXX	2026040967		XXX	XXX	Not Covered/Exempt	1	1	1	1	1	No	No						XXX	XXX	XXX	XXX	XXX	XXX	XXX					Mos Reviewed:XXX Times XXX:XXX Times XXX:XXX Times XXX:XXX Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last XXX Mos:XXX Max Days Dlq Last XXX Mos:XXX Verification Type:Credit Report	XXX			DSCR	QC Complete	XXX
XXX	2026040820		XXX	XXX	Not Covered/Exempt	1	1	1	1	1	No	No						XXX	XXX	XXX	XXX	XXX	XXX	XXX					Mos Reviewed:XXX Times XXX:XXX Times XXX:XXX Times XXX:XXX Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last XXX Mos:XXX Max Days Dlq Last XXX Mos:XXX Verification Type:Credit Report	XXX			DSCR	QC Complete	XXX
XXX	2026040966		XXX	XXX	Not Covered/Exempt	1	1	1	1	1	No	No						XXX	XXX	XXX	XXX	XXX	XXX	XXX		XXX	XXX		Mos Reviewed:XXX Times XXX:XXX Times XXX:XXX Times XXX:XXX Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last XXX Mos:XXX Max Days Dlq Last XXX Mos:XXX Verification Type:Credit Report	XXX			No Documentation	QC Complete	XXX
XXX	2026040968		XXX	XXX	Not Covered/Exempt	1	1	1	1	1	No	No						XXX	XXX	XXX	XXX	XXX	XXX	XXX		XXX	XXX	XXX	Mos Reviewed:XXX Times XXX:XXX Times XXX:XXX Times XXX:XXX Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last XXX Mos:XXX Max Days Dlq Last XXX Mos:XXX Verification Type:Credit Report	XXX			No Documentation	QC Complete	XXX
XXX	2026040969		XXX	XXX	Not Covered/Exempt	1	1	1	1	1	No	No						XXX	XXX	XXX	XXX	XXX	XXX	XXX		XXX	XXX		Mos Reviewed:XXX Times XXX:XXX Times XXX:XXX Times XXX:XXX Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last XXX Mos:XXX Max Days Dlq Last XXX Mos:XXX Verification Type:Credit Report				No Documentation	QC Complete	XXX
XXX	2026040941	XXX	XXX	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Mortgage missing / unexecuted - XXX
COMMENT:   Provide a copy of Mortgage document as it is missing

XXX Resolved : The copy of mortgage resolves the condition.

*** (CURED) Note is missing or unexecuted - XXX
COMMENT:   Provide a copy of Note document as it is missing.

XXX Resolved : The copy of note resolves the condition.

*** (CURED) Required Documentation Missing or Incomplete  - XXX
COMMENT:   Missing Final XXX Settlement Statement.

Resolved XXX: Received Final Settlement Statement dated XXX and exception is cleared.

*** (CURED) Required Documentation Missing - XXX
COMMENT:   Missing signed loan docs PDF.

															XXX Resolved : The copy of signed loan docs resolves the condition.			XXX	XXX	XXX	XXX	XXX	XXX	XXX		XXX	XXX		Mos Reviewed:XXX Times XXX:XXX Times XXX:XXX Times XXX:XXX Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last XXX Mos:XXX Max Days Dlq Last XXX Mos:XXX Verification Type:Credit Report	XXX			DSCR	QC Complete	XXX